Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Financial assets at FVTPL
Financial assets at fair value through profit or loss	$ 60,004	$ 60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	187,244	187,244
Fair Value Measured on Recurring Basis
Financial assets at FVTPL
Financial assets at fair value through profit or loss	60,004	60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	187,244	187,244
Fair Value Measured on Recurring Basis | Level 2
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	187,244	187,244
Fair Value Measured on Recurring Basis | Level 3
Financial assets at FVTPL
Financial assets at fair value through profit or loss	$ 60,004	$ 60,004